ACCOUNTING ESTIMATES AND JUDGMENTS (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTING ESTIMATES AND JUDGMENTS
Schedule of the accounting estimates evaluated as the most critical by the Management of Eletrobras and its subsidiaries and its details

No.	Note	Significant estimates and judgments
09/10	Accounts receivable/ Financing and loans receivable	Expected Credit Loss Assessment
13	Deferred income tax and social contribution - assets	Realization of tax credits based on estimates of future taxable income
15	Transmission Contractual assets	Remuneration rate for concession contracts, price allocation to performance obligations and cash flow forecast
16.2/19/25	Losses on investments, recoverable value of long-term assets and onerous contracts	Present value of future cash flows, considering the discount rate determined by the Company
26	Employee benefits	Actuarial assumptions of post-employment benefit plans
27	Provisions for litigation and contingent liabilities	Estimates of losses in legal proceedings
37.3.4.1	Derivative financial instruments and hedged debts	Fair value of financial instruments